LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total gross loans	$ 309,085	$ 292,865
Deferred loan orignation fees, net	(593)	(503)
Total loans	$ 308,492	$ 292,362
Percent of total	100.00%	100.00%
Commercial Real Estate [Member]
Total gross loans	$ 181,210	$ 165,662
Total loans	$ 180,617	$ 165,662
Percent of total	58.63%	56.57%
Commercial Real Estate [Member] | Residential ADC [Member]
Total gross loans	$ 2,463	$ 2,625
Total loans	$ 2,463	$ 2,625
Percent of total	0.80%	0.90%
Commercial Real Estate [Member] | Commercial ADC [Member]
Total gross loans	$ 24,583	$ 18,735
Total loans	$ 24,583	$ 18,735
Percent of total	7.95%	6.41%
Commercial Real Estate [Member] | Farmland [Member]
Total gross loans	$ 3,826	$ 2,615
Total loans	$ 3,826	$ 2,615
Percent of total	1.24%	0.89%
Commercial Real Estate [Member] | Mulitfamily [Member]
Total gross loans	$ 11,980	$ 11,475
Total loans	$ 11,980	$ 11,475
Percent of total	3.88%	3.93%
Commercial Real Estate [Member] | Owner Occupied [Member]
Total gross loans	$ 70,279	$ 71,968
Total loans	$ 69,686	$ 71,968
Percent of total	22.74%	24.62%
Commercial Real Estate [Member] | Non-owner Occupied [Member]
Total gross loans	$ 68,079	$ 58,244
Total loans	$ 68,079	$ 58,244
Percent of total	22.02%	19.92%
Commercial [Member]
Total gross loans	$ 43,780	$ 43,710
Total loans	$ 43,780	$ 43,207
Percent of total	14.16%	14.93%
Commercial [Member] | Commercial and Industrial [Member]
Total gross loans	$ 41,935	$ 43,575
Total loans	$ 41,935	$ 43,072
Percent of total	13.56%	14.88%
Commercial [Member] | Agricultural [Member]
Total gross loans	$ 209	$ 83
Total loans	$ 209	$ 83
Percent of total	0.07%	0.03%
Commercial [Member] | Other [Member]
Total gross loans	$ 1,636	$ 52
Total loans	$ 1,636	$ 52
Percent of total	0.53%	0.02%
Residential Mortgage [Member]
Total gross loans	$ 44,698	$ 47,388
Total loans	$ 44,698	$ 47,388
Percent of total	14.46%	16.18%
Residential Mortgage [Member] | First Lien Closed-End [Member]
Total gross loans	$ 43,811	$ 46,148
Total loans	$ 43,811	$ 46,148
Percent of total	14.17%	15.76%
Residential Mortgage [Member] | Junior Lien Closed-End [Member]
Total gross loans	$ 887	$ 1,240
Total loans	$ 887	$ 1,240
Percent of total	0.29%	0.42%
Home Equity Lines [Member]
Total gross loans	$ 35,119	$ 32,083
Total loans	$ 35,119	$ 32,083
Percent of total	11.36%	10.95%
Consumer - Other [Member]
Total gross loans	$ 4,278	$ 4,022
Total loans	$ 4,278	$ 4,022
Percent of total	1.39%	1.37%